PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000

                           PW EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000

                                    CONTENTS






Report of Independent Auditors.................................................1

Statement of Assets, Liabilities and Members' Capital..........................2

Statement of Operations........................................................3

Statements of Changes in Members' Capital - Net Assets.........................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................12

                         Report of Independent Auditors


To the Board of Directors of PW Eucalyptus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Eucalyptus Fund, L.L.C., including the schedule of portfolio investments, as of December 31, 2000, and the related statements of operations and changes in members' capital - net assets for each of the periods presented therein. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Eucalyptus Fund, L.L.C. at December 31, 2000, and the results of its operations and changes in its members' capital - net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
New York, New York
February 15, 2001

                                                      PW EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------


ASSETS

Investments in securities, at value (Cost $326,678,577)                               $405,425,443
Cash and cash equivalents                                                               12,320,755
Receivables:
  Due from broker                                                                       31,134,957
  Investments sold, not settled                                                          2,480,139
  Reclaims of foreign dividend withholding taxes, at value                                 115,599
  Interest                                                                                  17,991
---------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                           451,494,884
---------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (Proceeds of sales $31,300,744)            23,263,518
Payables:
  Margin loan                                                                           33,093,307
  Investments purchased, not settled                                                     2,318,450
  Management fee                                                                           389,890
  Interest expense                                                                         195,961
  Administration fee                                                                        78,166
  Professional fees                                                                         55,250
  Miscellaneous                                                                             24,680
---------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                       59,419,222
---------------------------------------------------------------------------------------------------

NET ASSETS                                                                             392,075,662
---------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                                                  227,528,660
Accumulated net investment loss                                                         (3,358,603)
Accumulated net realized gain from investment and foreign currency transactions         81,092,979
Accumulated net unrealized appreciation from investments
  and other assets and liabilities denominated in foreign currencies                    86,812,626
---------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                                                   $392,075,662
---------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $97,045)                $  1,093,805
Interest                                                                  1,096,944
-----------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                   2,190,749
-----------------------------------------------------------------------------------

EXPENSES

Management fee                                                            3,482,615
Administration expense                                                      382,023
Professional fees                                                           170,037
Miscellaneous                                                               163,657
-----------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                  4,198,332
-----------------------------------------------------------------------------------

Interest expense                                                          1,133,568
-----------------------------------------------------------------------------------

TOTAL EXPENSES                                                            5,331,900
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      (3,141,151)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
              FROM INVESTMENTS

Net realized gain(loss) from:
  Investments                                                            82,086,761
  Foreign currency                                                         (765,214)
Change in net unrealized appreciation(depreciation) from:
  Investments                                                            82,483,390
  Other assets and liabilities denominated in foreign currencies             28,534
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                       163,833,471
-----------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                   $160,692,320
-----------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                          STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------


                                                                                                      PERIOD FROM
                                                                                                   NOVEMBER 22, 1999
                                                                                 YEAR ENDED         (COMMENCEMENT OF
                                                                              DECEMBER 31, 2000      OPERATIONS) TO
                                                                                                   DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------------

FROM INVESTMENT ACTIVITIES

Net investment loss                                                              $ (3,141,151)        $  (217,452)
Net realized gain (loss) from investment and foreign currency transactions         81,321,547            (228,568)
Change in net unrealized appreciation from investments
  and other assets and liabilities denominated in foreign currencies               82,511,924           4,300,702
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
              DERIVED FROM OPERATIONS                                             160,692,320           3,854,682
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                194,780,417          35,114,785

Proceeds from Manager subscriptions                                                        --           1,050,000
Manager withdrawals                                                                (3,416,542)                 --

-------------------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM CAPITAL TRANSACTIONS                                           191,363,875          36,164,785
-------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                            40,019,467                  --
-------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                $392,075,662         $40,019,467
-------------------------------------------------------------------------------------------------------------------



   The accompanying notes are an integral part of these financial statements.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         PW Eucalyptus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. Operations of the Fund commenced on November 22, 1999.

         The Manager of the Fund is PW Eucalyptus Management, L.L.C. (the "Manager"), a Delaware limited liability company. The Manager's capital account balance at December 31, 2000 and 1999 was $17,663,456 and $1,161,981, respectively. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisers Inc. ("OrbiMed"). PWFA is the managing Member of the Manager and is an indirect, wholly owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         The Fund's Board of Directors, (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Fund.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests. The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in June and December. A Member's interest in the Fund can only be transferred or assigned with the approval of the Manager, which may be withheld in its sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding. Interest income is recorded on the accrual basis. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis.

         Cash and cash equivalents consist of monies invested in a PNC Ban, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         A.   PORTFOLIO VALUATION

         Net asset value of the Fund will be determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         Private securities will be valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment will be revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when changes in the fair values of the underlying assets are readily ascertainable, generally as evidenced by listed market prices or transactions that directly affect the value of such securities. Downward adjustments relating to such securities are made in the event that the eventual realizable value is determined to be less than the carrying value. When the Fund holds restricted securities of a class that has been sold to the public, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns private securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities, at value of $6,067,407, were fair valued at December 31, 2000.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         B.  FUND EXPENSES

         The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     3.  MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of Fund assets and debited

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         against the Members' capital accounts, excluding the Manager. A portion of the Fee will be paid by PWFA to OrbiMed.

         PaineWebber Incorporated ("PWI"), a wholly owned subsidiary of UBS Americas, Inc. acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through PWI and its affiliates. During the year ended December 31, 2000, PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2000, totaled $18,378,745 and was recorded as an increase to the Manager's capital account. There was no Incentive Allocation recorded for the period ended December 31, 1999 because a twelve month period had not lapsed for any individual Member. For Members which were not in the Fund for twelve months as of December 31, 2000 an Incentive Allocation period had not occurred and therefore no amount was recorded for such Members.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2000 were $14,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS

         related services. PFPC Inc. receives a monthly fee primarily based upon aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates and reimbursement for out of pocket expenses. -

         Aggregate purchases and proceeds from sales of investment securities, for the period ended December 31, 2000, amounted to $439,926,276 and $262,818,828, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $17,904,927 and $56,841,733, respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized appreciation on investments was $86,812,626, consisting of $109,136,547 gross unrealized appreciation and $22,323,921 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2000, the Fund's average interest rate paid on borrowings was 7.59% and the average borrowings outstanding were $14,939,417. The Fund had borrowings outstanding at December 31, 2000 totaling $33,093,307.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                      PW EUCALYPTUS FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         During the year ended December 31, 2000, the Fund did not trade any forward or futures contracts or options.

      7. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                       PERIOD FROM
                                                                                                    NOVEMBER 22, 1999
                                                                                                    (COMMENCEMENT OF
                                                                                   YEAR ENDED        OPERATIONS) TO
                                                                               DECEMBER 31, 2000    DECEMBER 31, 1999
                                                                               -----------------    -----------------

         Ratio of net investment loss to average net assets                          -1.15%              -6.11%*
         Ratio of total expenses to average net assets                                1.95%               8.74%*
         Ratio of operating expenses to average net assets                            1.53%               8.73%*
         Portfolio turnover rate                                                     75.13%              10.94%
         Total return                                                                84.95%**             8.62%**
         Average debt ratio                                                           5.46%                .28%

          * Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after incentive allocation, to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2001, the Fund received additional Member capital contributions of $2,231,462 and disbursed non-Manager Member capital withdrawals of $8,834,627 and Manager withdrawals of $14,962,202.


                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

     SHARES                                                                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------


                   COMMON STOCK  (103.40%)
                   -----------------------


                   DRUG DELIVERY SYSTEMS (2.25%)


       208,000     ALZA Corp. *                                                                       $  8,840,000
                                                                                                      ------------

                   ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.41%)


       201,500     Caliper Technologies Corp. *                                                          9,470,500
                                                                                                      ------------
                   MEDICAL - BIOMEDICAL/GENETICS (20.91%)

        86,300     Acacia Research Corp. *                                                               1,537,262
       165,000     Amgen Inc. *, (a)                                                                    10,549,770
       120,000     Applera Corp. - Celera Genomics Group *                                               4,335,000
       248,500     ArQule Inc. *                                                                         7,952,000
        67,600     Aviron *                                                                              4,516,559
       900,000     Bio-Technology General Corp. *, (a)                                                   6,356,700
       260,000     Chiron Corp. *, (a)                                                                  11,570,000
        63,640     Ciphergen Biosystems Inc. *, (d)                                                        758,907
       165,700     Ciphergen Biosystems Inc. *                                                           2,195,525
       269,000     Combimatrix Corp. *, (c)                                                              2,421,000
       105,000     Compugen Ltd. *                                                                         656,250
       600,000     Enchira Biotechnology Corp. *, (b)                                                    2,887,500
       162,951     Genzyme Corp. *                                                                      14,655,487
       229,100     Incyte Genomics, Inc. *, (a)                                                          5,698,862
       285,000     Orchid Biosciences Inc. *                                                             3,990,000
       177,000     Repligen Corp. *                                                                        597,375
       665,000     XTL Biopharmaceuticals Ltd. - (Britain) *, **                                         1,297,225
                                                                                                      ------------
                                                                                                        81,975,422
                                                                                                      ------------
                   MEDICAL - DRUGS (62.86%)
       235,000     Abbott Laboratories (a)                                                              11,382,930
       159,200     Altana AG - (Germany) **                                                             25,098,291
       230,000     American Home Products Corp. (a)                                                     14,616,500
       402,000     Banyu Pharmaceutical Co., Ltd. - (Japan) **                                           9,099,562

     The preceding notes are an integral part of these financial statements.

                                                                              12

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

     SHARES                                                                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   MEDICAL--DRUGS (CONTINUED)

       691,649     Biota Holdings Ltd. - (Australia)*, **                                             $  1,364,195
       388,000     Chugai Pharmaceutical Co., Ltd. - (Japan) **                                          6,455,342
       513,000     Dainippon Pharmaceutical Co., Ltd. - (Japan) **                                       8,490,105
       250,000     Eisai Co., Ltd. - (Japan) **                                                          8,756,567
       150,000     Eli Lilly and Co. (a)                                                                13,959,450
        85,000     Forest Laboratories Inc. *, (a)                                                      11,294,375
       240,000     Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                                        7,943,958
       200,000     ICN Pharmaceuticals Inc.                                                              6,137,600
        11,000     Novartis AG - (Switzerland) **                                                       19,453,704
       650,000     Orphan Medical, Inc. *                                                                9,181,250
       340,000     Pfizer, Inc. (a)                                                                     15,640,000
       200,000     Pharmacia Corp. (a)                                                                  12,200,000
       384,000     Pharmacopeia Inc. *, (a)                                                              8,376,192
           945     Roche Holding AG - Genussschein - (Switzerland) **                                    9,630,833
       320,000     Sanofi-Synthelabo SA - (France) **                                                   21,333,333
        11,000     Serono SA, Class B - (Switzerland) **                                                10,592,593
       390,000     Shionogi & Co., Ltd. - (Japan) **                                                     7,957,093
       890,000     Tanabe Seiyaku Co., Ltd. - (Japan) **                                                 7,481,611
                                                                                                      ------------
                                                                                                       246,445,484
                                                                                                      ------------
                   MEDICAL - PRODUCTS (2.95%)
           318     Serum - und Impfinstitut Bern AG - (Switzerland) **                                  11,581,481
                                                                                                      ------------
                   THERAPEUTICS (12.02%)

        64,000     Abgenix, Inc. *                                                                       3,780,032
       162,000     COR Therapeutics, Inc. *                                                              5,700,456
       107,000     Gilead Sciences, Inc. *                                                               8,874,366
       105,714     Insmed, Inc. *                                                                          366,722
       177,000     NeoPharm, Inc. *, (a)                                                                 6,703,875
       237,500     PRAECIS Pharmaceuticals Inc. *                                                        6,946,875
       413,300     SangStat Medical Corp. *                                                              4,907,938

     The preceding notes are an integral part of these financial statements.

                                                                              13

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

     SHARES                                                                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK (CONTINUED)
                   ------------------------

                   THERAPEUTICS (CONTINUED)

       334,000     Tularik, Inc. *                                                                    $  9,832,292
                                                                                                      ------------
                                                                                                        47,112,556
                                                                                                      ------------
                   TOTAL COMMON STOCK (COST $326,663,478)                                              405,425,443
                                                                                                      ------------
                   WARRANTS (0.00%)
                   ----------------

       180,000     Enchira Biotechnology Corp., $7.44, 9/8/02 *, (b)                                             0
        37,007     Insmed, Inc. $9.00, 5/31/05 *                                                                 0
                                                                                                      ------------
                   TOTAL WARRANTS (COST $15,099)                                                                 0
                                                                                                      ------------

                   COMMON STOCK SOLD, NOT YET PURCHASED  ((5.93)%)
                   -----------------------------------------------

                   MEDICAL - BIOMEDICAL/GENETICS ((2.59)%)

        87,050     EntreMed, Inc. *                                                                     (1,501,612)
        64,300     Enzo Biochem, Inc. *                                                                 (1,599,463)
       275,000     Genelabs Technologies, Inc. *                                                        (1,125,850)
        37,000     Illumina, Inc. *                                                                       (594,331)
         9,000     IDEC Pharmaceuticals Corp. *                                                         (1,706,067)
        20,300     Human Genome Sciences, Inc. *                                                        (1,407,054)
        20,200     Myriad Genetics, Inc. *                                                              (1,671,550)
        39,900     Sequenom, Inc. *                                                                       (558,600)
                                                                                                      ------------
                                                                                                       (10,164,527)
                                                                                                      ------------
                   MEDICAL - GENERIC DRUGS ((0.59)%)
        32,000     Barr Laboratories, Inc. *                                                            (2,334,016)
                                                                                                      ------------
     The preceding notes are an integral part of these financial statements.

                                                                              14

                                                                                        PW EUCALYPTUS FUND, L.L.C.
                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2000

     SHARES                                                                                           MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                   COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                   ------------------------------------------------

                   MEDICAL - DRUGS ((0.58)%)

        31,700     Vertex Pharmaceuticals, Inc. *                                                     $ (2,266,550)
                                                                                                      ------------
                   THERAPEUTICS ((2.17)%)

       222,600     Amylin Pharmaceuticals, Inc. *                                                       (1,752,975)
        44,800     Dendreon Corp. *                                                                       (672,000)
        44,700     Esperion Therapeutics, Inc. *                                                          (486,113)
       108,000     Genta, Inc. *                                                                          (864,000)
        87,700     Inspire Pharmaceuticals, Inc. *                                                      (2,285,725)
       209,700     Isis Pharmaceuticals, Inc. *                                                         (2,228,062)
        50,800     NeoTherapeutics, Inc. *                                                                (209,550)
                                                                                                      ------------
                                                                                                        (8,498,425)
                                                                                                      ------------
                   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS  $(31,300,744))                (23,263,518)
                                                                                                      ------------
                   TOTAL INVESTMENTS--  97.47% (Cost $295,377,833)                                    $382,161,925
                                                                                                      ------------
                   OTHER ASSETS IN EXCESS OF LIABILITIES--2.53%                                         9,913,737
                                                                                                      ------------
                   TOTAL NET ASSETS--100.00%                                                          $392,075,662
                                                                                                      ============

*   Non-income producing security
** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.
(a) Partially or wholly held ($105,535,895, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased and margin loan.
(b) Private investment in public equity valued at fair value.
(c) Private equity investment valued at original funded cost. The total market value of such investments amounted to $2,421,000 which represented .62% of the net assets at December 31, 2000.
(d) Fair valued security.

     The preceding notes are an integral part of these financial statements.

                                                                              15